Significant Accounting Policies - Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	54,118,764	54,129,439	55,248,900
Effect of dilutive share options outstanding (in shares)	671,899	719,607	1,158,236
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	54,790,663	54,849,046	56,407,136